Restatement of Quarterly Financial Information (Unaudited) (Details) - Successor [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Contract to issue common stock		$ 130	$ 130
Convertible debt	$ 4,512	3,692	2,575
Total Liabilities	16,211	17,942	17,506		11,183
Accumulated deficit	(77,209)	(73,873)	(68,439)		(57,801)
Total Stockholders’ Equity	15,592	13,633	16,268	$ 20,881	25,398
Liabilities and Equity	$ 31,803	31,575	33,774		$ 36,581
Accrued liabilities		2,025
Previously Reported [Member]
Contract to issue common stock
Convertible debt		3,539	2,493
Total Liabilities		17,300	17,294
Accumulated deficit		(73,231)	(68,227)
Total Stockholders’ Equity		14,275	16,480	20,881
Liabilities and Equity		31,575	33,774
Accrued liabilities		1,666
Revision of Prior Period, Adjustment [Member]
Contract to issue common stock		130	130
Convertible debt		153	82
Total Liabilities		283	212
Accumulated deficit		(283)	(212)
Total Stockholders’ Equity		(283)	(212)
Liabilities and Equity
Accrued liabilities
Adjustments To Accrued Legal Fees [Member]
Contract to issue common stock
Convertible debt
Total Liabilities		359
Accumulated deficit		(359)
Total Stockholders’ Equity		(359)
Liabilities and Equity
Accrued liabilities		$ 359